Intangible Assets (Details) - Schedule of intangible assets - USD ($)		3 Months Ended	12 Months Ended
		Dec. 31, 2021	Sep. 30, 2021
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total intangible asset		$ 9,842,542	$ 13,616,116
Licenses and banking infrastructure [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful Life, licenses and banking infrastructure	[1]	10 years
Balance of licenses and banking infrastructure	[1]		14,085,402
Trade names [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful life, trade names		3 years
Balance of trade names		$ 784,246
Regulatory licenses [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful life, regulatory licenses		3 years
Balance of regulatory licenses		$ 138,751
Technology [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful life, technology		5 years
Balance of technology		$ 10,300,774
Less: accumulated amortization [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Useful life, less: accumulated amortization		$ (1,381,229)	$ (469,286)

[1]	In February 2022, a third party valuation report in connection with acquisition was completed. As a result, the Company adjusted the previous estimated allocation to reflect the results of the third party valuation. The Company decreased its cost of intangible assets of $2,861,631 and adjusted the estimated useful life of trade names and regulatory licenses from 10 years to 3 years and the estimated useful life of technology from 10 years to 5 years. This change in accounting estimate was effective in the first quarter of fiscal year 2022.